Intangible Assets	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Intangible Assets

14.	Intangible Assets

The intangible assets roll-forward, is set forth below:

	Average rate (1)	12.31.23	Additions	Disposals	Transfers	Monetary correction by Hyperinflation	Exchange rate variation	12.31.24
Cost
Goodwill		3,390,938	-	-	-	92,444	287,880	3,771,262
Trademarks		1,873,253	-	(156)	-	109,314	23,855	2,006,266
Non-compete agreement		54,892	737	(8,436)	-	-	9,826	57,019
Outgrowers relationship		517	-	(517)	-	-	-	-
Patents		4,129	-	(2)	-	1,034	225	5,386
Customer relationship		1,217,742	-	-	-	205,074	231,794	1,654,610
Software		787,048	474	(267,404)	154,051	11,992	14,047	700,208
Intangible in progress (2)		35,479	157,734	(1,434)	(153,507)	(570)	(10)	37,692
		7,363,998	158,945	(277,949)	544	419,288	567,617	8,232,443

Amortization
Non-compete agreement	41.22%	(47,841)	(5,236)	8,436	-	-	(9,827)	(54,468)
Outgrowers relationship	-	(419)	(49)	468	-	-	-	-
Patents	8.47%	(3,195)	(566)	-	-	(230)	(159)	(4,150)
Customer relationship	6.94%	(635,655)	(131,595)	-	-	(119,784)	(147,236)	(1,034,270)
Software	32.79%	(536,450)	(179,702)	266,841	-	(5,083)	(11,950)	(466,344)
		(1,223,560)	(317,148)	275,745	-	(125,097)	(169,172)	(1,559,232)
		6,140,438	(158,203)	(2,204)	544	294,191	398,445	6,673,211
(1)	Weighted average annual remaining rate.
(2)	Refers to the acquisition of new software.

	Average rate (1)	12.31.22	Additions	Disposals	Transfers	Monetary correction by Hyperinflation	Exchange rate variation	12.31.23
Cost
Goodwill		3,474,103	-	-	-	96,843	(180,008)	3,390,938
Trademarks		1,881,199	-	-	-	114,516	(122,462)	1,873,253
Non-compete agreement		57,426	465	-	-	-	(2,999)	54,892
Outgrowers relationship		517	-	-	-	-	-	517
Patents		4,878	-	(675)	-	1,335	(1,409)	4,129
Customer relationship		1,340,251	-	-	-	156,141	(278,650)	1,217,742
Software		930,090	140	(357,470)	214,757	33,916	(34,385)	787,048
Intangible in progress (2)		77,263	166,995	(2,757)	(204,828)	(657)	(537)	35,479
		7,765,727	167,600	(360,902)	9,929	402,094	(620,450)	7,363,998

Amortization
Non-compete agreement	46.01%	(39,336)	(11,353)		-	-	2,848	(47,841)
Outgrowers relationship	16.45%	(347)	(72)		-	-	-	(419)
Patents	8.52%	(3,824)	(448)	675	-	(834)	1,236	(3,195)
Customer relationship	6.67%	(622,106)	(101,575)	-	-	(48,487)	136,513	(635,655)
Software	43.58%	(665,504)	(226,029)	356,053		(21,656)	20,686	(536,450)
		(1,331,117)	(339,477)	356,728	-	(70,977)	161,283	(1,223,560)
		6,434,610	(171,877)	(4,174)	9,929	331,117	(459,167)	6,140,438
(1)	Weighted average annual remaining rate.
(2)	Refers to the acquisition of new software.

14.1	Impairment test

The impairment test of assets is carried out annually based on the discounted cash flow method, which is prepared in order to determine the value in use of the Company’s cash-generating units (“CGU”) (note 24), which were defined in line with the management format. In 2024, the Company used its budget, strategic and financial planning with projections until 2027 and average perpetuity of the cash generating units of 3.5% p.a., based on the history of recent years, as well as in the economic and financial projections of each market in which the Company operates, in addition to official information from independent and governmental institutions.

The discount rate used by Management to prepare discounted cash flows varied from 11.9% p.a. to 13.4% p.a. according to the CGU. The assumptions presented in the table below were also adopted:

	2025	2026	2027
Inflation Brazil (1)	3.93%	4.65%	4.60%
Inflation - United States (1)	2.48%	2.57%	2.57%
Exchange rate - BRL / USD (2)	5.80	5.73	5.69
(1)	Source: Macroeconomic Outlook and Scenarios Report - 05.11.24 (LCA Consultoria Econômica).
(2)	Source: Focus - Market Report - 06.12.24 (Central Bank of Brazil).

The rates presented above doesn’t consider the effects of income taxes.

Based on Management’s analysis, no impairment adjustments were identified.

In addition to the recovery analysis mentioned above, Management carried out sensitivity analysis, increasing and decreasing by 2 p.p. the operating margin[1] (operating income over net sales) and the nominal discount rate and did not identify any scenarios which would determine the need to set up a provision for impairment of the CGUs.

¹ Weighted average remaining rate per year.

Accounting policy:

Acquired intangible assets are measured at cost at initial recognition, while those arising from a business combination are recognized at fair value on the acquisition date. After initial recognition, are presented at cost less accumulated amortization and impairment losses, when applicable. Internally generated intangible assets, excluding development costs, are not capitalized and the expense is recognized in the statements of income (loss) when incurred.

Intangible assets with definite useful lives are amortized on a straight-line basis over their economic useful lives. The amortization period and method for an intangible asset with definite life are reviewed at least at the end of each year, and any changes observed are applied prospectively. The amortization of intangible assets with finite lives is recognized in the statements of income (loss) in the expense category related to their use.

Intangible assets with indefinite useful lives are not amortized, but are tested annually for impairment, being allocated to the cash-generating units. The Company records in this subgroup mainly goodwill and trademarks, which are expected to contribute indefinitely to its cash flows.

In the event of impairment, the company records the effects in the income statement, according to the nature of the asset.